Additional Information to Profit or Loss Items (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information to Profit or Loss Items [Abstract]
Schedule of additional information to profit or loss
		Year ended December 31,
		2022	2021	2020
		USD in thousands
a.	Cost of sales and services:

	Salaries and related expenses	29,972	11,506	-
	Subcontractors and consultants	12,980	8,658	-
	Depreciation and amortization	1,659	372	-
	Material	27,663	6,399
	Impairment expenses	438	-	-
	Other	585	489	-

		73,297	27,424	-

b.	Research and development expenses:

	Salaries and related expenses	5,201	5,468	1,236
	Other	406	328	318

		5,607	5,796	1,554
	Less – government grants	(33)	-	(131)

		5,574	5,796	1,423

c.	Sales and marketing expenses:

	Salaries and related expenses	9,086	2,000	-
	Advertising and public relations	318	38	-
	Depreciation, amortization and impairment	12,688	727	-
	Other	708	9	-

		22,800	2,774	-

d.	General and administrative expenses:

	Salaries and related expenses	16,290	4,865	386
	Depreciation and amortization	1,744	886	83
	Office Maintenance	1,411	303	84
	Consulting	16,629	1,149	322
	Legal expenses	2,157	412	25
	Impairment expenses	14,618	-	-
	Audit and accounting	1,418	249	28
	Other	3,312	1,503	361

		57,579	9,367	1,289

		Year ended December 31,
		2022	2021	2020
		USD in thousands
e.	Finance income and expenses:

	Finance income:

	Gain from exchange rate differences	19	-	-
	Interest income	450	5	13

		469	5	13
	Finance expenses:

	Loss from exchange rate differences	-	106	86
	Bank fees	145	107	8
	Interest expenses	1,556	104	5

		1,701	317	99